SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
SHORT TERM BANK LOANS
NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31 ,
			2018	2017
Due on December 18, 2019, guaranteed by Shanghai Pujiang	Agricultural Bank of China (“ABC”) Jiu Long Branch	5.8725%	$3,198,372	$-
Due on October 9, 2019, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party	Anhui Commercial Bank (“ACB”) Fei Cui Branch	6.50%	581,521	-
Due on July 25, 2019, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party	ACB Fei Cui Branch	5.655%	1,090,354	-
Due on July 23, 2019, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party	ACB Fei Cui Branch	6.00%	1,235,735	-
Due on June 27, 2019, guaranteed by Shanghai Pujiang and Dr. Tang	Bank SinoPac (China)	5.22%	2,907,611	-
Due on June 26, 2019, guaranteed by Shanghai Pujiang and Dr. Tang	Bank SinoPac (China)	5.22%	2,907,611	-
Due on May 21, 2019, guaranteed by Shanghai Pujiang and Dr. Tang	ABC Jiu Long Branch	5.6971%	363,451	-
Due on March 6, 2019, guaranteed by Ossen Shanghai, Dr. Tang and Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	Industrial Bank Ma An Shan Branch	5.22%	581,522	-
Due on January 27, 2019, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party subsequently repaid on due date	ACB Fei Cui Branch	6.00%	726,903	-
Due on December 26, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	6.09%	-	1,224,327
Due on December 7, 2018, guaranteed by Dr. Tang, subsequently repaid on due date	China Construction Bank (“CCB”) Jiu Jiang Branch	5.4375%	-	2,448,655

	Bank Name	Interest Rate per Annum	December 31 ,
			2018	2017
Due on December 6, 2018, guaranteed by Dr. Tang, subsequently repaid on due date	CCB Jiu Jiang Branch	5.4375%	-	765,205
Due on December 5, 2018, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.8725%	-	3,366,900
Due on October 9, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	-	612,164
Due on July 14, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	-	1,530,409
Due on July 14, 2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.00%	-	918,246
Due on May 11, 2018, Collateral by Fixed assets subsequently repaid on due date	Anhui Rural Commercial Bank (“ARCB”) Ma An Shan Branch	6.276%	-	250,222
Due on May 8, 2018, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	5.65%	-	382,602
Due on April 18, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	-	156,102
Due on March 3, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	-	374,950
Due on February 10, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	-	127,024

	Bank Name	Interest Rate per Annum	December 31 ,
			2018	2017
Due on January 7,2018, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3 rd party, subsequently repaid on due date	ACB Hu Nan Road Branch	6.00%	-	1,530,409
Due on January 5, 2018, Collateral by Fixed assets subsequently repaid on due date	ARCB Ma An Shan Branch	6.276%	-	260,170
Total			$13,593,080	$13,947,385

All short term bank loans are obtained from local banks in China and are repayable within one year.

The average annual interest rate of the short-term bank loans was 5.71% and 6.41% as of December 31, 2018 and 2017, respectively. Interest expense, included in the financial expenses in the statement of operations, was $897,840 $932,596 and $1,070,192 for the years ended December 31, 2018, 2017 and 2016, respectively. The Company was in compliance of their financial covenants at December 31, 2018 and 2017, respectively.